Form N-1A Cover	Jul. 31, 2024
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	THE AMERICAN FUNDS TAX-EXEMPT SERIES II / CA
Entity Central Index Key	0000794389
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
Prospectus Date	Oct. 01, 2024